Cover	Sep. 25, 2024
Cover [Abstract]
Entity Registrant Name	YONG BAI CHAO NEW RETAIL CORPORATION
Entity Central Index Key	0001284454
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 25, 2024
Entity File Number	000-52129
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-3626387
Entity Address Address Line 1	No. 3205-3209, South Building
Entity Address Address Line 2	No. 3, Intelligence Industrial Park
Entity Address Address Line 3	No. 39 Hulan West Road, Baoshan District
Entity Address City Or Town	Shanghai
Entity Address Country	CN
City Area Code	86
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	135-8568-1065